CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - KRW (₩) ₩ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents		₩ 8,364,432	₩ 4,150,572
Short-term financial instruments		21,560	423,524
Accounts receivable — trade, net		4,380,886	9,210,441
- Related parties		2,051,987	1,983,270
- Non-related parties		2,328,899	7,227,171
Short-term loans, net		3,427,400	787,400
- Related parties		2,067,369	662,400
- Non-related parties		1,360,031	125,000
Accounts receivable — other, net		536,134	130,482
- Related parties		165,439	125,687
- Non-related parties		370,695	4,795
Value added tax receivables		162,558
Other current assets		5,844,544	664,632
Other current financial assets		735,110	40,000
Contract assets		1,065,645
- Related parties		517,518
- Non-related parties		548,127
Current tax assets		45,228	347,480
Inventories, net		1,612,302	818,324
Total current assets		26,195,799	16,572,855
Long-term financial instruments		310,908	322,538
Long-term loans, net		191,023
- Related parties		136,054
- Non-related parties		54,969
Long-term investment securities		3,983,858	730,391
- Related parties		300,000
- Non-related parties		3,683,858	730,391
Investments in associates		587,278
Property and equipment including right-of-use assets		7,055,228	12,049,988
Intangible assets other than goodwill		17,178,097	4,533,587
Goodwill		60,617,031	3,267,730
Investment properties		2,023,317	400,999
Other non-current financial assets		2,180,055	1,803,220
Other non-current non-financial assets		4,393,482	1,907,965
Deferred tax assets		1,016,960	1,011,013
Total non-current assets		99,537,236	26,027,431
Total assets		125,733,036	42,600,286
Liabilities
Trade and other payables		58,040,411	14,039,752
- Related parties		40,549,480	1,357,101
- Non-related parties		17,490,931	12,682,651
Other current financial liabilities		250,000	130,000
Current derivative liabilities		330,417
Warrants		528,772
Other current non-financial liabilities		1,936,895	1,443,694
- Related parties		285,490
- Non-related parties		1,651,405	1,443,694
Contract liabilities		1,252,195
- Related parties		75,506
- Non-related parties		1,176,689
Short-term borrowings		11,171,899	3,764,000
- Related parties		1,566,863	864,000
- Non-related parties		9,605,036	2,900,000
Current portion of long-term borrowings, net		2,200,000	2,108,956
- Related parties		2,200,000	2,090,236
- Non-related parties			18,720
Convertible Notes		28,634,020
- Related parties		2,956,091
- Non-related parties		25,677,929
Current lease liabilities	[1]	1,702,300	1,786,577
Other current provisions		769,693
Current tax liabilities		1,634,666	108,961
Total current liabilities		108,451,267	23,381,940
Trade and other non-current payables		27,297,393	21,694
- Related parties		27,294,377
- Non-related parties		3,016	21,694
Long-term borrowings, excluding current portion, net		2,611,563
- Related parties		2,611,563
Other non-current financial liabilities		220,000	150,000
Other non-current non-financial liabilities		2,565
Non-current Contract liabilities		650,000
Defined benefit liabilities		1,257,693	559,270
Other non-current provisions		455,822	609,951
Non-current lease liabilities		6,268,969	9,302,661
Deferred tax liabilities		125,759	399,158
Total non-current liabilities		38,889,764	11,042,733
Total liabilities		147,341,032	34,424,673
Equity
Share capital		9,077	1,226
Share premium		205,980,674	498,774
Accumulated other comprehensive loss		(4,447,032)	181,516
Other reserves		(53,073,717)	(27,874,562)
Retained earnings(Accumulated Deficit)		(169,783,492)	35,959,433
Equity attributable to owners of the Parent Company		(21,314,489)	8,766,387
Non-controlling interest		(293,506)	(590,774)
Total equity		(21,607,996)	8,175,613
Total liabilities and equity		₩ 125,733,036	₩ 42,600,286

[1]	The interest rate related to lease liabilities reflects the incremental borrowing rate based on the Company’s credit. The amount of interest expense related to lease liabilities incurred during the year ended December 31, 2025 is Korean Won 543,208 thousand (December 31, 2024: Korean Won 851,543 thousand, December 31, 2023: Korean Won 1,047,738 thousand). Additionally, the amount of short-term lease payments and low-value assets lease payments not included in the measurement of lease liabilities during the twelve-month period ended December 31, 2025 are Korean Won 2,349,723 thousand (December 31, 2024: Korean Won 33,846 thousand, December 31, 2023: Korean Won 23,157 thousand).